Debt securities - Group sovereign debt and bank debt exposure (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Shareholder-backed
Financial investments
Sovereign debt exposure	£ 14,447	£ 16,524
Bank debt instruments held	5,339	5,521
Shareholder-backed | Eurozone
Financial investments
Sovereign debt exposure	799	890
Bank debt instruments held	344	357
Shareholder-backed | Italy
Financial investments
Sovereign debt exposure		58
Shareholder-backed | Spain
Financial investments
Sovereign debt exposure	36	34
Bank debt instruments held	78	68
Shareholder-backed | France
Financial investments
Sovereign debt exposure	23	23
Bank debt instruments held	81	86
Shareholder-backed | Germany
Financial investments
Sovereign debt exposure	663	693
Bank debt instruments held	119	117
Shareholder-backed | Netherlands
Financial investments
Bank debt instruments held	51	71
Shareholder-backed | Other Eurozone
Financial investments
Sovereign debt exposure	77	82
Bank debt instruments held	15	15
Shareholder-backed | UK
Financial investments
Sovereign debt exposure	3,482	5,918
Bank debt instruments held	1,289	1,382
Shareholder-backed | US
Financial investments
Sovereign debt exposure	5,243	5,078
Bank debt instruments held	2,495	2,619
Shareholder-backed | Other, including Asia
Financial investments
Sovereign debt exposure	4,923	4,638
Bank debt instruments held	1,211	1,163
Shareholder-backed | Senior debt
Financial investments
Bank debt instruments held	4,466
Shareholder-backed | Senior debt | Eurozone
Financial investments
Bank debt instruments held	232
Shareholder-backed | Senior debt | Spain
Financial investments
Bank debt instruments held	78
Shareholder-backed | Senior debt | France
Financial investments
Bank debt instruments held	64
Shareholder-backed | Senior debt | Germany
Financial investments
Bank debt instruments held	30
Shareholder-backed | Senior debt | Netherlands
Financial investments
Bank debt instruments held	45
Shareholder-backed | Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	15
Shareholder-backed | Senior debt | UK
Financial investments
Bank debt instruments held	1,120
Shareholder-backed | Senior debt | US
Financial investments
Bank debt instruments held	2,399
Shareholder-backed | Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	715
Shareholder-backed | Covered Senior debt
Financial investments
Bank debt instruments held	705
Shareholder-backed | Covered Senior debt | Eurozone
Financial investments
Bank debt instruments held	114
Shareholder-backed | Covered Senior debt | Spain
Financial investments
Bank debt instruments held	42
Shareholder-backed | Covered Senior debt | France
Financial investments
Bank debt instruments held	27
Shareholder-backed | Covered Senior debt | Germany
Financial investments
Bank debt instruments held	30
Shareholder-backed | Covered Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	15
Shareholder-backed | Covered Senior debt | UK
Financial investments
Bank debt instruments held	575
Shareholder-backed | Covered Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	16
Shareholder-backed | Other Senior debt
Financial investments
Bank debt instruments held	3,761
Shareholder-backed | Other Senior debt | Eurozone
Financial investments
Bank debt instruments held	118
Shareholder-backed | Other Senior debt | Spain
Financial investments
Bank debt instruments held	36
Shareholder-backed | Other Senior debt | France
Financial investments
Bank debt instruments held	37
Shareholder-backed | Other Senior debt | Netherlands
Financial investments
Bank debt instruments held	45
Shareholder-backed | Other Senior debt | UK
Financial investments
Bank debt instruments held	545
Shareholder-backed | Other Senior debt | US
Financial investments
Bank debt instruments held	2,399
Shareholder-backed | Other Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	699
Shareholder-backed | Subordinated debt
Financial investments
Bank debt instruments held	873
Shareholder-backed | Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	112
Shareholder-backed | Subordinated debt | France
Financial investments
Bank debt instruments held	17
Shareholder-backed | Subordinated debt | Germany
Financial investments
Bank debt instruments held	89
Shareholder-backed | Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	6
Shareholder-backed | Subordinated debt | UK
Financial investments
Bank debt instruments held	169
Shareholder-backed | Subordinated debt | US
Financial investments
Bank debt instruments held	96
Shareholder-backed | Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	496
Shareholder-backed | Tier 1 Subordinated debt
Financial investments
Bank debt instruments held	124
Shareholder-backed | Tier 1 Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	13
Shareholder-backed | Tier 1 Subordinated debt | France
Financial investments
Bank debt instruments held	13
Shareholder-backed | Tier 1 Subordinated debt | UK
Financial investments
Bank debt instruments held	5
Shareholder-backed | Tier 1 Subordinated debt | US
Financial investments
Bank debt instruments held	1
Shareholder-backed | Tier 1 Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	105
Shareholder-backed | Tier 2 Subordinated debt
Financial investments
Bank debt instruments held	749
Shareholder-backed | Tier 2 Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	99
Shareholder-backed | Tier 2 Subordinated debt | France
Financial investments
Bank debt instruments held	4
Shareholder-backed | Tier 2 Subordinated debt | Germany
Financial investments
Bank debt instruments held	89
Shareholder-backed | Tier 2 Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	6
Shareholder-backed | Tier 2 Subordinated debt | UK
Financial investments
Bank debt instruments held	164
Shareholder-backed | Tier 2 Subordinated debt | US
Financial investments
Bank debt instruments held	95
Shareholder-backed | Tier 2 Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	391
With-profits
Financial investments
Sovereign debt exposure	16,392	16,037
Bank debt instruments held	8,191	7,726
With-profits | Eurozone
Financial investments
Sovereign debt exposure	429	451
Bank debt instruments held	838	739
With-profits | Italy
Financial investments
Sovereign debt exposure	60	63
Bank debt instruments held	38	31
With-profits | Spain
Financial investments
Sovereign debt exposure	18	18
Bank debt instruments held	21	16
With-profits | France
Financial investments
Sovereign debt exposure	6	38
Bank debt instruments held	318	286
With-profits | Germany
Financial investments
Sovereign debt exposure	315	301
Bank debt instruments held	207	180
With-profits | Netherlands
Financial investments
Bank debt instruments held	227	199
With-profits | Other Eurozone
Financial investments
Sovereign debt exposure	30	31
Bank debt instruments held	27	27
With-profits | UK
Financial investments
Sovereign debt exposure	3,130	3,287
Bank debt instruments held	2,032	1,938
With-profits | US
Financial investments
Sovereign debt exposure	10,519	10,156
Bank debt instruments held	2,533	2,518
With-profits | Other, including Asia
Financial investments
Sovereign debt exposure	2,314	2,143
Bank debt instruments held	2,788	£ 2,531
With-profits | Senior debt
Financial investments
Bank debt instruments held	6,608
With-profits | Senior debt | Eurozone
Financial investments
Bank debt instruments held	727
With-profits | Senior debt | Italy
Financial investments
Bank debt instruments held	38
With-profits | Senior debt | Spain
Financial investments
Bank debt instruments held	21
With-profits | Senior debt | France
Financial investments
Bank debt instruments held	253
With-profits | Senior debt | Germany
Financial investments
Bank debt instruments held	172
With-profits | Senior debt | Netherlands
Financial investments
Bank debt instruments held	216
With-profits | Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	27
With-profits | Senior debt | UK
Financial investments
Bank debt instruments held	1,662
With-profits | Senior debt | US
Financial investments
Bank debt instruments held	2,188
With-profits | Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	2,031
With-profits | Covered Senior debt
Financial investments
Bank debt instruments held	1,594
With-profits | Covered Senior debt | Eurozone
Financial investments
Bank debt instruments held	149
With-profits | Covered Senior debt | France
Financial investments
Bank debt instruments held	8
With-profits | Covered Senior debt | Germany
Financial investments
Bank debt instruments held	141
With-profits | Covered Senior debt | UK
Financial investments
Bank debt instruments held	865
With-profits | Covered Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	580
With-profits | Other Senior debt
Financial investments
Bank debt instruments held	5,014
With-profits | Other Senior debt | Eurozone
Financial investments
Bank debt instruments held	578
With-profits | Other Senior debt | Italy
Financial investments
Bank debt instruments held	38
With-profits | Other Senior debt | Spain
Financial investments
Bank debt instruments held	21
With-profits | Other Senior debt | France
Financial investments
Bank debt instruments held	245
With-profits | Other Senior debt | Germany
Financial investments
Bank debt instruments held	31
With-profits | Other Senior debt | Netherlands
Financial investments
Bank debt instruments held	216
With-profits | Other Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	27
With-profits | Other Senior debt | UK
Financial investments
Bank debt instruments held	797
With-profits | Other Senior debt | US
Financial investments
Bank debt instruments held	2,188
With-profits | Other Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	1,451
With-profits | Subordinated debt
Financial investments
Bank debt instruments held	1,583
With-profits | Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	111
With-profits | Subordinated debt | France
Financial investments
Bank debt instruments held	65
With-profits | Subordinated debt | Germany
Financial investments
Bank debt instruments held	35
With-profits | Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	11
With-profits | Subordinated debt | UK
Financial investments
Bank debt instruments held	370
With-profits | Subordinated debt | US
Financial investments
Bank debt instruments held	345
With-profits | Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	757
With-profits | Tier 1 Subordinated debt
Financial investments
Bank debt instruments held	383
With-profits | Tier 1 Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	7
With-profits | Tier 1 Subordinated debt | France
Financial investments
Bank debt instruments held	2
With-profits | Tier 1 Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	5
With-profits | Tier 1 Subordinated debt | UK
Financial investments
Bank debt instruments held	2
With-profits | Tier 1 Subordinated debt | US
Financial investments
Bank debt instruments held	47
With-profits | Tier 1 Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	327
With-profits | Tier 2 Subordinated debt
Financial investments
Bank debt instruments held	1,200
With-profits | Tier 2 Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	104
With-profits | Tier 2 Subordinated debt | France
Financial investments
Bank debt instruments held	63
With-profits | Tier 2 Subordinated debt | Germany
Financial investments
Bank debt instruments held	35
With-profits | Tier 2 Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	6
With-profits | Tier 2 Subordinated debt | UK
Financial investments
Bank debt instruments held	368
With-profits | Tier 2 Subordinated debt | US
Financial investments
Bank debt instruments held	298
With-profits | Tier 2 Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	£ 430